Asset Retirement Obligations (Tables)	6 Months Ended
Jun. 30, 2014
Asset Retirement Obligations [Abstract]
Schedule of changes in the Company's ARO

	June 30, 2014	December 31, 2013
Asset retirement obligation — beginning of period	$21,171	$2,963
Additions to ARO from new properties	6,030	17,545
Reduction due to sale of property	(3,128)	-
Accretion expense during period	810	663
Asset retirement obligation — end of period	$24,883	$21,171